SUBSEQUENT EVENTS (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2014
Janssen Biotech, Inc. [Member]
Subsequent Event [Line Items]
Proceeds From Development Fee	$ 12.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Development Fee	$ 12.5